Commitments And Contingencies - Schedule of contracts to purchase services under which non-cancellable future minimum payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 3,933
2027	3,033
2028	269
2029	130
Total	$ 7,365